1997 SEMIANNUAL REPORT



IDS
Cash
Management
Fund



The goal of IDS Cash Management Fund, a part of IDS Money Market Series, Inc., is to provide maximum current income consistent with liquidity and stability of principal. The Fund invests in money market securities.





             Distributed by American Express Financial Advisors Inc.




A cache for cash

Keeping a portion of your investment portfolio in a cash reserve is a cornerstone of a sound financial strategy. And a money market mutual fund that stresses stability of your investment principal and easy access when you need it is an excellent way to meet that need. That's what Cash Management Fund is all about.


Contents

From the president                           3
From the portfolio manager                   3
Financial statements                         5
Notes to financial statements                8
Investments in securities                   14
Board members and officers                  19
IDS mutual funds                            20






      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce

      From the portfolio manager

      IDS Cash Management Fund's yield was little changed during the first half of its fiscal year (August 1996 through January 1997), reflecting generally stable short-term interest rates over the period.

      For the seven-day period ended Jan. 31, 1997, the Fund's compound annualized yield was 4.97%, and the simple annualized yield was 4.85%. In keeping with its objective, the Fund maintained a $1 per share price throughout the six months. Although the Fund seeks to maintain a stable $1 per share price, there is no assurance that it will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. government.

      Fed adopts
      'hands-off' policy

      With inflation remaining subdued and the economy showing no signs of either overheating or falling into recession, the Federal Reserve

      Board (Fed) elected to leave short-term interest unchanged during the past six months. By way of background, the Fed adjusts short-term rates based on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually lowers rates to stimulate economic growth. When the economy is strong, the Fed usually raises rates to reign in economic growth and thereby keep inflation in check.

      Given that uneventful environment, I kept the average maturity of the securities in the portfolio in a neutral range, between 35 and 45 days. At the end of January, the maturity level was approximately 44 days. The longer the average maturity, the longer it takes the Fund's yield to respond to a change in interest rates. As always, the entire portfolio remained invested in commercial paper, bank letters of credit and certificates of deposit.

      Rates may
      head higher

      As for the rest of the
      fiscal year, I expect the moderate economic growth we've experienced in recent years to continue, accompanied by a modest increase in the inflation rate. Should that forecast prove to be accurate, I think the Fed probably will push short-term interest rates somewhat higher. In such a scenario, rates on the short-term securities the Fund invests in would rise as well and ultimately lead to a slightly higher yield.



      Terry Fettig



William R. Pearce
President of the Fund





Terry Fettig
Portfolio manager

Class A
6-month performamce
================================================================================

(All figures per share)
Net asset value (NAV)
--------------------------------------------------------------------------------
Jan. 31, 1997       $    1.00

July 31, 1996       $    1.00

Increase            $    --
--------------------------------------------------------------------------------


Distributions
Aug. 1, 1996 - Jan. 31, 1997
--------------------------------------------------------------------------------
From income         $    0.03

From capital gains  $    --

Total distributions$     0.03
--------------------------------------------------------------------------------
Total return*           +2.5% **
--------------------------------------------------------------------------------

Class B
6-month performamce
================================================================================

(All figures per share)
Net asset value (NAV)
--------------------------------------------------------------------------------
Jan. 31, 1997       $    1.00

July 31, 1996       $    1.00

Increase            $    --
--------------------------------------------------------------------------------


Distributions
Aug. 1, 1996 - Jan. 31, 1997
--------------------------------------------------------------------------------
From income         $    0.02

From capital gains  $    --

Total distributions$     0.02
--------------------------------------------------------------------------------
Total return*           +2.1% **
--------------------------------------------------------------------------------

Class Y
6-month performamce
================================================================================
(All figures per share)
Net asset value (NAV)
--------------------------------------------------------------------------------
Jan. 31, 1997       $    1.00

July 31, 1996       $    1.00

Increase            $    --
--------------------------------------------------------------------------------


Distributions
Aug. 1, 1996 - Jan. 31, 1997
--------------------------------------------------------------------------------
From income         $    0.03

From capital gains  $    --

Total distributions$     0.03
--------------------------------------------------------------------------------
Total return*           +2.5% **
--------------------------------------------------------------------------------



* The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.



      Statement of assets and liabilities
      IDS Cash Management Fund
      Jan. 31, 1997

====================================================================================================================================
                                     Assets
====================================================================================================================================
                                                                                                  (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $2,929,892,045)                                                          $2,929,892,045
 Cash in bank on demand deposit                                                                     23,143,555
 Accrued interest receivable                                                                         4,179,270
                                                                                                 -------------
 Total assets                                                                                    2,957,214,870
                                                                                                 =============
====================================================================================================================================
                                  Liabilities
====================================================================================================================================

 Dividends payable to shareholders                                                                     767,086
 Accrued investment management services fee                                                             22,695
 Accrued distribution fees                                                                               4,078
 Accrued transfer agency fee                                                                            12,300
 Accrued administrative services fee                                                                     2,076
 Other accrued expenses                                                                                334,134
                                                                                                --------------
 Total liabilities                                                                                   1,142,369
                                                                                                --------------
 Net assets applicable to outstanding capital stock                                             $2,956,072,501
                                                                                                ==============

====================================================================================================================================
                                 Represented by
====================================================================================================================================

 Capital stock-- authorized 10,000,000,000 shares of $.01 par value                           $     29,561,969
 Additional paid-in capital                                                                      2,926,537,834
 Undistributed net investment income                                                                       580
 Accumulated net realized loss (Note 1)                                                                (27,882)
                                                                                                --------------
 Total-- representing net assets applicable to outstanding capital stock                        $2,956,072,501
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $2,683,921,074
                                                          Class B                               $  195,348,647
                                                          Class Y                               $   76,802,780
 Net asset value per share of outstanding capital stock:  Class A shares    2,683,979,596       $         1.00
                                                          Class B shares      195,395,980       $         1.00
                                                          Class Y shares       76,821,333       $         1.00

 See accompanying notes to financial statements.



      Statement of operations
      IDS Cash Management Fund
      Six months ended Jan. 31, 1997

====================================================================================================================================
                               Investment Income
====================================================================================================================================
                                                                                                  (Unaudited)
 Income:
 Interest                                                                                          $76,248,943
                                                                                                   -----------
 Expenses (Note 2):
 Investment management services fee                                                                  3,978,221
 Distribution fee-- Class B                                                                            948,262
 Transfer agency fee                                                                                 2,837,430
 Incremental transfer agency fee-- Class B                                                               9,046
 Administrative services fee and expenses                                                              370,573
 Compensation of board members                                                                          11,651
 Compensation of officers                                                                                9,423
 Custodian fees                                                                                         73,464
 Postage                                                                                               333,000
 Registration fees                                                                                     397,987
 Reports to shareholders                                                                               157,715
 Audit fees                                                                                             16,250
 Administrative                                                                                          7,977
 Other                                                                                                  20,599
                                                                                                   -----------
 Total expenses                                                                                      9,171,598
      Earnings credits on cash balances (Note 2)                                                      (425,942)
                                                                                                   -----------
 Total net expenses                                                                                  8,745,656
 Investment income-- net                                                                            67,503,287
                                                                                                   -----------
====================================================================================================================================
                              Realized loss -- net
====================================================================================================================================

 Net realized loss (Note 3)                                                                               (521)
 Net increase in net assets resulting from operations                                              $67,502,766
                                                                                                   ===========

 See accompanying notes to financial statements.


      Statements of changes in net assets
      IDS Cash Management Fund

====================================================================================================================================
                          Operations and distributions
====================================================================================================================================
                                                                        Six months ended            Year ended
                                                                             (Unaudited)
 Investment income-- net                                                $     67,503,287       $   109,971,618
 Net realized loss                                                                  (521)               (2,565)
                                                                             -----------          ------------
 Net increase in net assets resulting from operations                         67,502,766           109,969,053
 Distributions to shareholders from:                                         -----------          ------------
      Net investment income
          Class A                                                            (60,651,613)          (98,832,686)
          Class B                                                             (5,182,955)           (7,718,760)
          Class Y                                                             (1,664,034)           (3,425,225)
                                                                              -----------          ------------
  Total distributions                                                        (67,498,602)         (109,976,671)

====================================================================================================================================
           Capital share transactions at constant $1 net asset value
====================================================================================================================================

 Proceeds from sales
      Class A shares                                                       4,283,896,137         6,873,710,335
      Class B shares                                                         155,871,787           546,797,564
      Class Y shares                                                          88,480,284           137,595,869
 Reinvestment of distributions at net asset value
      Class A shares                                                          60,166,135            96,280,970
      Class B shares                                                           5,225,917             7,549,183
      Class Y shares                                                           1,461,867             3,059,283
 Payments for redemptions
      Class A shares                                                      (3,995,551,989)       (6,341,900,642)
      Class B shares (Note 2)                                               (238,888,542)         (379,219,480)
      Class Y shares                                                         (69,806,625)         (169,773,277)
                                                                          --------------       ---------------
 Increase in net assets from capital share transactions                      290,854,971           774,099,805
                                                                          --------------       ---------------
 Total increase in net assets                                                290,859,135           774,092,187
 Net assets at beginning of period                                         2,665,213,366         1,891,121,179
                                                                          --------------       ---------------
 Net assets at end of period
      (including undistributed net investment income of
      $580 and $(4,105))                                                  $2,956,072,501        $2,665,213,366
                                                                          ==============        ==============

 See accompanying notes to financial statements.

      IDS Cash Management Fund
      (Unaudited as to Jan. 31, 1997)

1. Summary of
   significant
   accounting policies

      The Fund is a series of IDS Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests in money market securities. The Fund offers Class A, Class B and Class Y shares. Class A shares have no sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee and transfer agent fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.


      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.

2. Expenses and
   sales charges

      Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually.

      Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. Additional administrative services paid by the Fund are office expenses, consultant's fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

     oClass A $20
     oClass B $21
     oClass Y $20

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Sales charges received by American Express Financial Advisors Inc. for distributing Class B shares were $288,485 for the six months ended Jan. 31, 1997.

      During the six months ended Jan. 31, 1997 the Fund's custodian and transfer agency fees were reduced by $425,942 as a result of earnings credits from overnight cash balances.




3. Securities
   transactions

      Cost of purchases and proceeds from sales of securities aggregated $9,088,242,347 and $8,802,599,657, respectively, for the six months ended Jan. 31, 1997. Realized gains and losses are determined on an identified cost basis.

4. Financial
   highlights




      The tables below show certain important financial information for evaluating the Fund's results.



                               Fiscal period ended July 31,

                                          Class A

                                  1997**    1996    1995    1994    1993    1992    1991    1990    1989    1988


Net asset value,                 $1.00     $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
beginning of period
                               Income from investment operations:


Net investment income              .03       .05     .05     .03     .02     .04     .07     .08     .08     .06

                               Less distributions:

Dividends from net                (.03)     (.05)   (.05)   (.03)   (.02)   (.04)   (.07)   (.08)   (.08)   (.06)
investment income

Net asset value,                 $1.00     $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
end of period



                                          Class A
                                  1997**    1996    1995    1994    1993    1992    1991    1990    1989    1988


Net assets, end of              $2,684    $2,335  $1,707  $1,154  $1,053  $1,230  $1,655  $1,617  $1,392  $1,136
period (in millions)

Ratio of expenses to              .56%      .63%    .73%    .94%##  .94%##  .91%    .77%    .74%    .75%    .69%
average daily net assets#

Ratio of net income to           4.88%     4.97%   4.99%   2.61%   2.36%   3.84%   6.55%   7.81%   8.42%   6.53%
average daily net assets


Total return                      2.5%      5.1%    5.0%    2.6%    2.4%    3.8%    6.7%    7.9%    8.7%    6.7%


    * For a share outstanding throughout the period. Rounded to the nearest cent.
   ** Six months ended Jan. 31, 1997 (Unaudited).
    # Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
   ## During the fiscal years ended July 31, 1993 and 1994, AEFC voluntarily reimbursed the Fund for a portion of its expenses. Had AEFC not done so, the ratio of expenses to average daily net assets would have been 0.97%.
      Adjusted to an annual basis.




                               Fiscal period ended July 31,

                                        Class B                                   Class Y

                             1997**      1996       1995***            1997**      1996       1995***


Net asset value,            $1.00       $1.00      $1.00              $1.00       $1.00      $1.00
beginning of period
                               Income from investment operations:


Net investment income         .02         .04        .02                .03         .05        .02

                               Less distributions:


Dividends from net           (.02)       (.04)      (.02)              (.03)       (.05)      (.02)
investment income

Net asset value,            $1.00       $1.00      $1.00              $1.00       $1.00      $1.00
end of period



                                        Class B                                   Class Y


                             1997**      1996       1995***            1997**      1996       1995***


Net assets, end of           $195        $273        $98                $77         $57        $86
period (in millions)

Ratio of expenses to        1.31%       1.38%      1.41%               .56%        .62%       .65%
average daily net assets#

Ratio of net income to      4.08%       4.15%      4.73%              4.89%       4.97%      5.53%
average daily net assets

Total return                 2.1%        4.3%       2.0%               2.5%        5.1%       2.3%


     *For a share outstanding throughout the period. Rounded to the nearest cent.
    **Six months ended Jan. 31, 1997 (Unaudited)
   ***Inception date was March 20, 1995 for Class B and Class Y.
      Adjusted to an annual basis
     #Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.



      IDS Cash Management Fund
      Jan. 31, 1997 (Unaudited)





                                    (Percentages represent value of
                                 investments compared to net assets)

================================================================================
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase
================================================================================
U.S. government agencies (1.1%)
 Federal Farm Credit Disc Nt
    03-03-97     5.17%   $15,000,000   $ 14,997,392
 Federal Home Loan Bank
    01-28-98     5.78     10,000,000     10,000,000
 Federal Home Loan Mtge Corp Disc Nt
    02-03-97     5.48      7,200,000      7,197,808

 Total U.S. government agencies
 (Cost: $32,195,200)                     32,195,200
================================================================================
Banker's acceptance (0.3%)
First Union Bank
    02-04-97     5.36      9,000,000      8,995,995

 Total banker's acceptance
 (Cost: $8,995,995)                       8,995,995
================================================================================
Certificates of deposit (5.2%)
 Domestic (0.4%)
 Harris Trust
    02-10-97     5.33     11,900,000     11,900,000

 Eurodollar (4.8%)
 ABN Amro Yankee
    03-18-97     5.53     15,000,000     14,998,392
 Canadian Imperial Bank Yankee
    03-11-97     5.37     15,000,000     15,000,000
    04-15-97     5.75      5,000,000      5,000,000
    01-08-98     5.83     12,000,000     12,000,000
 Deutsche Bank Yankee
    04-11-97     5.73      5,000,000      4,999,865
 Natl Westminster Bank
    02-03-97     5.37     25,000,000     24,999,921
 Societe Generale Yankee
    02-24-97     5.35     13,000,000     13,000,000
    03-04-97     5.44     10,000,000     10,000,000
    06-03-97     5.90     10,000,000     10,000,000
    12-16-97     5.73     12,000,000     12,000,000
    12-24-97     5.49     20,000,000(c)  19,987,496
 Total                                  141,985,674


 Total certificates of deposit
 (Cost: $153,885,674)                   153,885,674
================================================================================
Commercial Paper (62.8%)

 Automotive & related (2.2%)
 Ford Motor Credit
    03-05-97     5.33     31,300,000     31,152,542
    03-10-97     5.35      4,000,000      3,978,129
    03-11-97     5.33     16,600,000     16,507,132
    04-14-97     5.40     12,000,000     11,871,840
 Total                                   63,509,643

 Banks and savings & loans (15.4%)
 ABN Amro North America Finance
    02-07-97     5.30     22,000,000     21,980,567
 ANZ (Delaware)
    04-21-97     5.44     15,000,000     14,823,237
    05-13-97     5.44     15,000,000     14,775,275
 Barclays U.S. Funding
    02-13-97     5.36     17,900,000     17,868,436
 BBV Finance (Delaware)
    02-26-97     5.31     17,000,000     16,937,549
    04-17-97     5.41     12,600,000     12,459,825
 Ciesco LP
    03-04-97     5.36     12,000,000(b)  11,944,923
    03-05-97     5.33     15,300,000     15,227,784
    04-01-97     5.36     10,800,000     10,706,013
 Commerzbank U.S. Finance
    03-25-97     5.35     12,300,000     12,205,659
 Deutsche Bank
    12-04-97     5.80     15,000,000     15,000,000
 First Bank Minneapolis
    10-24-97     5.38     20,000,000(c)  19,991,578
 First Chicago NBD
    02-10-97     5.35      7,100,000      7,090,539
    02-24-97     5.32     25,000,000     24,915,347
 First Union
    06-06-97     5.95      5,000,000      5,000,000
 Fleet Funding
    02-19-97     5.34     17,500,000(b)  17,453,538
    02-20-97     5.35     20,000,000(b)  19,943,739
    02-24-97     5.35     18,000,000(b)  17,938,820
    02-26-97     5.34      3,860,000(b)   3,845,766
    02-27-97     5.33     15,000,000(b)  14,942,583
    03-03-97     5.34     10,000,000(b)   9,955,667
 Kredietbank North American Finance
    05-06-97     5.42     18,800,000     18,537,865
    05-09-97     5.43     30,000,000     29,567,542
 Natl Australia Funding (Delaware)
    02-03-97     5.37      6,400,000      6,398,105
    03-12-97     5.36      7,300,000      7,257,928
    03-26-97     5.46     18,000,000     17,857,165
    04-25-97     5.40     15,500,000     15,309,169
 NationsBank
    02-13-97     5.37     11,700,000     11,700,000
 NBD Bank Canada
    02-10-97     5.40     18,000,000     17,975,948
    02-24-97     5.32     15,000,000     14,949,208
 Societe Generale North America
    02-11-97     5.37      9,000,000      8,986,750
 Total                                  453,546,525

 Broker dealers (13.6%)
 Dean Witter Discover & Co.
    02-28-97     5.38     12,376,000     12,326,620
    03-10-97     5.37     13,900,000     13,823,855
    03-19-97     5.34      6,600,000      6,555,303
 Goldman Sachs Group
    02-27-97     5.32     34,900,000     34,766,410
    02-27-97     5.39     15,000,000     14,942,258
    03-05-97     5.58      8,000,000      7,960,676
    03-18-97     5.39     18,300,000     18,177,848
    04-17-97     5.39     15,000,000     14,833,750
    04-21-97     5.49     15,000,000     14,823,896
 Merrill Lynch
    03-03-97     5.34      6,500,000      6,471,238
    03-04-97     5.39     19,400,000     19,310,625
    03-07-97     5.34     20,000,000     19,899,700
    03-17-97     5.40     10,000,000      9,934,611
    03-19-97     5.37     20,000,000     19,863,789
    04-03-97     5.41      5,700,000      5,648,811
    04-07-97     5.44      8,000,000      7,922,289
    04-16-97     5.41     18,000,000     17,802,050
    10-16-97     5.44     14,500,000(c)  14,500,000
 Morgan Stanley Group
    02-12-97     5.32     20,000,000     19,967,611
    02-21-97     5.32     20,000,000     19,941,111
    02-28-97     5.32     18,000,000     17,928,450
    04-18-97     5.41     20,000,000     19,774,533
    04-22-97     5.41     20,000,000     19,762,667
    04-23-97     5.41     21,100,000     20,846,483
    04-25-97     5.41     25,000,000     24,692,208
 Total                                  402,476,792


 Consumer finance -- personal loans (2.2%)
 Household Finance
    03-13-97     5.35     20,100,000     19,981,410
    04-01-97     5.38     20,000,000     19,825,294
    04-09-97     5.42     25,000,000     24,751,076
 Total                                   64,557,780


 Energy (2.3%)
 Chevron Transport
    02-26-97     5.36     10,000,000(b)   9,962,986
    03-19-97     5.39     10,000,000(b)   9,932,150
    03-20-97     5.39     10,000,000(b)   9,930,544
 Chevron UK
    02-06-97     5.37     10,000,000      9,992,542
    02-13-97     5.32     10,000,000      9,982,267
    03-10-97     5.31     10,000,000      9,945,425
    03-17-97     5.35      7,000,000      6,954,228

 Total                                   66,700,142


 Financial services (14.5%)
 A.I. Credit
    04-08-97              12,000,000    11,882,080
 American General Finance
    02-27-97     5.33     15,000,000     14,942,691
    03-12-97     5.40      6,800,000(b)   6,760,589
    04-10-97     5.40     14,200,000(b)  14,057,038
    04-18-97     5.41     11,200,000(b)  11,073,739
    05-07-97     5.44     15,000,000(b)  14,788,229
 Associates North America
    02-21-97     5.38     17,300,000     17,248,581
    02-21-97     5.40     15,100,000     15,055,036
    02-26-97     5.37     10,000,000(b)   9,963,125
    03-04-97     5.33     30,000,000     29,862,825
    03-31-97     5.36     18,400,000     18,242,588
 Beneficial
    02-25-97     5.36     25,000,000     24,911,166
    03-06-97     5.33      8,300,000      8,259,600
 BHP Finance (USA)
    02-06-97     5.35     25,000,000     24,981,458
    02-25-97     5.33     12,500,000     12,455,833
    03-06-97     5.39     10,658,000     10,605,731
 CAFCO
    03-03-97     5.35     15,000,000     14,933,375
    03-14-97     5.36     18,000,000     17,890,940
    04-17-97     5.39      7,400,000(b)   7,317,829
 Commercial Credit
    02-27-97     5.33     17,500,000     17,432,887
    02-28-97     5.33     25,000,000     24,900,438
 General Electric Capital
    02-04-97     5.40     20,300,000     20,290,932
    03-25-97     5.35     14,700,000     14,587,251
 Novartis Finance
    02-11-97     5.34     11,600,000     11,582,858
    03-03-97     5.33     12,000,000(b)  11,947,000
 Transamerica Financial
    02-24-97     5.37      2,200,000      2,192,551
    03-27-97     5.47      8,800,000      8,728,720
    04-03-97     5.38     12,000,000     11,892,437
    04-18-97     5.39      6,600,000      6,525,875
 USAA Capital
    02-13-97     5.41     10,000,000      9,982,100
    02-28-97     5.38      3,900,000      3,884,439
 Total                                  429,179,941

 Food (3.8%)
 Cargill
    03-05-97     5.36     10,600,000     10,550,062
 Cargill Global
    03-17-97     5.35     11,200,000(b)  11,127,312
    04-15-97     5.39     12,000,000(b)  11,871,033
 CPC Intl
    02-21-97     5.36     30,000,000(b)  29,911,167
    03-05-97     5.38     10,000,000(b)   9,952,889
    04-07-97     5.41     13,100,000(b)  12,973,694
 Kellogg
    02-05-97     5.44     13,400,000(b)  13,391,960
 Sysco
    02-25-97     5.38     11,600,000(b)  11,558,859
 Total                                  111,336,976

 Health care (0.4%)
 Pfizer
    03-05-97     5.36     12,100,000(b)  12,042,780

 Industrial equipment & services (0.9%)
 Mobil Australia Finance (Delaware)
    03-03-97     5.39     27,064,000(b)  26,943,791


 Insurance (2.2%)
 Lincoln Natl
    02-20-97     5.32     16,800,000(b)  16,753,007
 Metlife
    03-06-97     5.37      9,514,000      9,467,620
 SAFECO Credit
    02-11-97     5.39      8,000,000      7,988,133
    02-18-97     5.44     12,200,000     12,168,890
    04-29-97     5.41     20,000,000     19,741,900
 Total                                   66,119,550


 Media (1.5%)
 Gannett
    02-12-97     5.31     10,200,000(b)  10,183,513
    02-21-97     5.32     25,000,000(b)  24,926,389
 Reed Elsevier
    04-21-97     5.39     10,000,000(b)   9,883,256
 Total                                   44,993,158

 Utilities -- gas (2.3%)
 Consolidated Natl
    02-04-97     5.63     10,500,000     10,495,100
 Michigan Consolidated Gas
    03-14-97     5.36     10,000,000      9,939,867
    03-18-97     5.35      5,700,000      5,662,166
    03-18-97     5.43     10,000,000      9,933,000
 Southern California Gas
    02-10-97     5.38      8,911,000(b)   8,899,171
    03-04-97     5.37     14,173,000(b)  14,108,316
    03-20-97     5.37      9,694,000(b)   9,626,417
 Total                                   68,664,037


 Utilities -- telephone (1.5%)
 BellSouth Capital Funding
    02-07-97     5.36     15,000,000     14,986,775
    03-13-97     5.41      9,100,000      9,045,906
 Southwestern Bell Telephone
    02-21-97     5.42      6,900,000      6,879,415
 U S WEST Communications
    02-26-97     5.45      7,250,000      7,222,813
    03-07-97     5.37      7,000,000      6,964,961
 Total                                   45,099,870


 Total commercial paper
 (Cost: $1,855,170,985)               1,855,170,985
================================================================================
Letters of credit (29.8%)
 ABN Amro-
 Formosa Plastics
    02-14-97     5.31     10,000,000      9,980,825
    02-18-97     5.30     11,700,000     11,670,718
    02-19-97     5.32     20,000,000     19,946,800
    02-24-97     5.30     12,700,000     12,656,996
 ABN Amro-
 U.S. Prime Properties
    03-17-97     5.40     14,000,000     13,907,600
    05-19-97     5.35      5,000,000      4,920,493
 Bank of America-
 AES Barbers Point
    02-14-97     5.31     10,000,000      9,980,644
 Bank of America-
 Formosa Plastics
    03-18-97     5.42      7,400,000      7,350,512
    04-02-97     5.41     20,000,000     19,822,333
    04-09-97     5.39     10,000,000      9,900,989
 Bank of New York-
 River Fuel
    02-12-97     5.37     19,300,000     19,268,450
    03-12-97     5.37      9,129,000(b)   9,076,189
 Barclays Bank-
 Banc de Columbia
    02-03-97     5.35     30,000,000     29,991,083
 Barclays Bank-
 Banca Serfin
    02-05-97     5.31     20,000,000     19,988,200
 Barclays Bank-
 Banco Bredesco
    02-12-97     5.31     10,000,000      9,983,775
 Barclays Bank-
 Banco de Columbia
    03-19-97     5.32      5,000,000      4,966,011
    04-16-97     5.40     15,000,000     14,833,500
 Canadian Imperial Bank-
 Commed Fuel
    04-14-97     5.34      7,218,000      7,140,912
    04-17-97     5.36     15,188,000     15,018,401
 Chase Manhattan Bank-
 Sommerset Railroad
    02-11-97     5.37     22,300,000     22,266,860
 Credit Agricole-
 Louis Dreyfus
    02-07-97     5.35     15,000,000     14,986,625
    02-24-97     5.36     16,000,000     15,945,516
    02-28-97     5.33     10,000,000      9,960,025
 Credit Suisse-
 Cemex
    03-11-97     5.32      5,000,000      4,971,922
 Credit Suisse-
 COFCO Capital
    02-14-97     5.39     15,000,000     14,970,804
    02-19-97     5.42     10,000,000      9,972,900
 Credit Suisse-
 Commed Fuel
    04-18-97     5.38      9,121,000      9,017,406
 Credit Suisse-
 KOC Funding
    05-19-97     5.32     10,000,000(b)   9,841,878
 Credit Suisse-
 Natl Bank of Pakistan
    04-04-97     5.32     15,000,000     14,862,567
 Credit Suisse-
 Sinochem
    02-14-97     5.45     15,000,000     14,970,479
    03-14-97     5.40     25,000,000     24,846,250
    03-17-97     5.47      6,800,000      6,754,538
 Credit Suisse-
 Sunkyong America
    02-20-97     5.35      7,000,000      6,980,235
    02-24-97     5.32     17,000,000     16,942,219
    04-25-97     5.34     12,000,000     11,852,260
 Dresdner Bank-
 Banco Inbursa
    02-03-97     5.37     14,500,000     14,495,674
 Dresdner Bank-
 Galicia Buenos Aires Funding
    02-18-97     5.35     35,000,000(b)  34,911,576
 First Chicago-
 Commed Fuel
    02-18-97     5.40     18,442,000     18,395,408
    02-25-97     5.37     10,300,000     10,263,607
    03-07-97     5.38     14,118,000     14,047,332
    04-08-97     5.42     16,053,000     15,895,547
    04-10-97     5.40      7,214,000      7,141,235
    04-14-97     5.42      9,984,000      9,876,572
 Natl Westminster Bank-
 Nebraska Higher Education
    02-19-97     5.34     16,132,000     16,088,928
    02-20-97     5.35     12,365,000     12,330,086
    02-26-97     5.33      7,000,000      6,974,090
 Societe Generale-
 China Intl Marine Containers
    03-10-97     5.34     14,500,000     14,420,419
 Societe Generale-
 Nacional Financiera
    02-25-97     5.32     12,000,000     11,957,440
    03-07-97     5.34     12,000,000     11,939,480
 Toronto Dominion Bank-
 Franciscan Service
    02-14-97     5.32     24,600,000     24,552,741
 Union Bank Switzerland-
 River Fuel Trust
    02-19-97     5.32     20,000,000(b)  19,946,800
    02-20-97     5.30     17,218,000(b)  17,169,837
    03-12-97     5.34     20,267,000(b)  20,149,756
 Westdeutsche Landesbank-
 Beal Argentina
    02-06-97     5.35     10,000,000      9,992,569
    02-20-97     5.39     20,000,000(b)  19,943,844
    03-06-97     5.32     10,000,000      9,951,233
    03-06-97     5.35     17,000,000     16,916,629
 Westdeutsche Landesbank-
 Comision Federale de Electricidad
    02-04-97     5.35     20,000,000     19,991,083
    02-20-97     5.39     13,214,000     13,176,410
    03-10-97     5.35     15,000,000     14,917,521
    04-11-97     5.42     10,000,000      9,897,459
    04-16-97     5.40     15,000,000     14,833,500
 Westdeutsche Landesbank-
 Hillsborough
    03-26-97     5.40     10,000,000      9,920,500


 Total letters of credit
 (Cost: $879,644,191)                   879,644,191
================================================================================

 Total investments in securities
 (Cost: $2,929,892,045)(d)           $2,929,892,045
                                     ==============
================================================================================
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 1997.

(d) Also represents the cost of securities for federal income tax purposes at Jan. 31, 1997.

President and interested
board member

      William R. Pearce
      President and director, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members

      H. Brewster Atwater Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy
        Research.

      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.

      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.

      Anne P. Jones
      Attorney and telecommunications consultant.

      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

      Alan K. Simpson
      Former United States senator for Wyoming.

      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.

      Wheelock Whitney
      Chairman, Whitney Management Company.

      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC

      William H. Dudley
      Executive vice president, AEFC.

      David R. Hubers
      President and chief executive officer, AEFC.

      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC

      Peter J. Anderson
      Senior vice president, AEFC. Vice president - Investments for the Fund.

      Melinda S. Urion Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.


Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

 Quick telephone reference



--------------------------------------------------------------------------------
American Express          Redemptions and exchanges,         National/Minnesota:
Telephone Transaction     dividend payments or                     800-437-3133
Service                   reinvestments and automatic
                          payment arrangements              Mpls./St. Paul area:
                                                                       671-3800

American Express          Fund performance, objectives             612-671-3733
Shareholder Service       and account inquiries

--------------------------------------------------------------------------------
TTY Service               For the hearing impaired                  800-846-4852





--------------------------------------------------------------------------------
American Express          Automated account information      National/Minnesota:
Infoline                  (TouchTone(R) phones only),               800-272-4445
                          including current fund prices and
                          performance, account values       Mpls./St. Paul area:
                          and recent account transactions               671-1630


IDS Cash Management Fund
IDS Tower 10
Minneapolis, MN 55440-0010